Consolidated Balance Sheets (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 552.2	$ 569.4	$ 931.1	$ 908.2
Accounts and notes receivable, net	278.4	377.5	311.9	322.5
Inventories	727.2	723.7	646.2	670.6
Other current assets	104.4	108.1	122.8	114.4
Total current assets	1,662.2	1,778.7	2,012.0	2,015.7
Property, plant and equipment, net	274.5	274.3	263.4	282.3
Goodwill, net	43.3	41.2	39.8	38.9
Other assets, net	84.3	81.2	80.5	92.4
Total assets	2,064.3	2,175.4	2,395.7	2,429.3
Liabilities and Stockholders' Equity
Current maturities of long-term debt		308.0	309.5
Accounts payable	225.4	272.4	220.3	262.9
Accrued expenses and other current liabilities	265.4	318.0	287.4	360.7
Income taxes payable	9.4	9.7	7.4	30.9
Total current liabilities	500.2	908.1	824.6	654.5
Long-term debt, excluding current maturities	662.2	331.8	324.1	627.8
Other non-current liabilities	93.9	93.0	87.5	98.7
Total liabilities	1,256.3	1,332.9	1,236.2	1,381.0
Commitments and contingencies
Stockholders' equity:
Preferred stock, no par value, 1,000,000 shares authorized: Series A junior participating, 300,000 shares designated and none issued
Common stock, $1 par value, 650,000,000 shares authorized;146,033,000, 146,033,000, 191,033,000 and 191,033,000 shares issued, respectively	146.0	146.0	191.0	191.0
Additional paid-in capital	142.0	147.3	165.4	161.8
Retained earnings	1,562.5	1,502.5	2,427.0	2,323.9
Treasury stock, at cost; 46,254,000, 40,260,000, 65,645,000, and 65,806,000 shares, respectively	(1,041.6)	(949.0)	(1,617.6)	(1,621.9)
Accumulated other comprehensive loss	(0.9)	(4.3)	(6.3)	(6.5)
Total stockholders' equity	808.0	842.5	1,159.5	1,048.3
Total liabilities and stockholders' equity	$ 2,064.3	$ 2,175.4	$ 2,395.7	$ 2,429.3